Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2019	$ 10,000					$ 10,000
Balance shares at Dec. 31, 2019	100,000,000
Net income
Foreign currency translation adjustment
Balance at Dec. 31, 2020	$ 10,000					10,000
Balance shares at Dec. 31, 2020	100,000,000
Net income			33,259	451,120		484,379
Foreign currency translation adjustment					6,884	6,884
Balance at Dec. 31, 2021	$ 10,000		33,259	451,120	6,884	501,263
Balance shares at Dec. 31, 2021	100,000,000
Net income			122,037	914,863		1,036,900
Issuance of common stocks	$ 1,655	3,308,345				3,310,000
Issuance of common stocks, shares	16,550,000
Shareholder contribution		1,868,875				1,868,875
Dividends				(267,523)		(267,523)
Foreign currency translation adjustment					(103,706)	(103,706)
Balance at Dec. 31, 2022	$ 11,655	$ 5,177,220	$ 155,296	$ 1,098,460	$ (96,822)	$ 6,345,809
Balance shares at Dec. 31, 2022	116,550,000